TRANSAMERICA FUNDS
Supplement dated September 15, 2008 to the Prospectus dated September 15, 2008
Transamerica WMC Emerging Markets
The following information supplements and amends information concerning Transamerica WMC Emerging Markets in the Prospectus:
     Class I shares of Transamerica WMC Emerging Markets referenced herein are not currently being offered.
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Investors Should Retain this Supplement for Future Reference